Earnings per Share ("EPS") (Table) (Details) (USD $)	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Earnings Per Share (EPS) [Abstract]
Net income / (loss)	$ (3,494,070)	$ 899,191
Less: Net (income) / loss attributable to non-vested share awards	66,236	(27,295)
Net income / (loss) attributable to common shareholders	$ (3,427,834)	$ 871,896
Denominators
Weighted average common shares outstanding, basic and diluted	11,016,733	5,913,195
Net income / (loss) per common share:
Net income / (loss) per common share, basic and diluted:	$ (0.31)	$ 0.15